Submission	Jun. 24, 2025	Jun. 23, 2025
Submission [Line Items]
Central Index Key		0001041792
Registrant Name	ENERGY CO OF PARANA
Form Type	SC 13E-3
Fee Exhibit Type	EX-FILING FEES